Other long-term obligations - Schedule of other long term obligations (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities, Noncurrent [Abstract]
Directors' deferred stock unit plan	$ 10,761	$ 14,375
Deferred gain on sale-leaseback	4,748	6,593	$ 8,438
Other	3,341	3,536
Other long term obligations	$ 18,850	$ 24,504